Basis of preparation and significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2020
Basis of preparation and significant accounting policies
Schedule of operating lease commitments discounted

Operating lease commitments discounted	€M
Minimum operating lease commitment at March 31, 2019	290.1
Effect of discounting using the incremental borrowing rate at April 1, 2020 (2.74%)	(112.5)
Operating leases discounted at April 1, 2019	177.6
Recognition exemption for:
Expenses relating to short-term leases	(37.2)
Leases of low value assets	—
Lease liability recognized at April 1, 2019	140.4

Summary of annual depreciation rates

Rate of
Depreciation
Hangar and buildings	5%
Plant and equipment (excluding aircraft)	20-33.3%
Fixtures and fittings	20%
Motor vehicles	33.3%

Schedule of estimates of useful lives and residual values

Number of Owned Aircraft
Aircraft Type	at March 31, 2020	Useful Life	Residual Value
Boeing 737s	426 (a)	23 years from date of manufacture	15% of current market value of new aircraft, determined periodically

The Group operated 466 aircraft as of March 31, 2020, of which 14 were leased Boeing 737 aircraft and 26 were leased Airbus A320 aircraft.